Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 5. Goodwill and Intangible Assets

The table below represents goodwill by segment (in thousands):

	July 29, 2017	October 29, 2016
Fire & Emergency	$84,375	$55,857
Commercial	28,650	28,650
Recreation	16,721	—

Total goodwill	$129,746	$84,507

The change in the net carrying value amount of goodwill consisted of the following (in thousands):

	Nine Months Ended
	July 29, 2017	July 30, 2016
Balance at beginning of period	$84,507	$82,825
Activity during the year:
Activity from prior year acquisitions	1,082	—
Activity from current year acquisitions	44,157	1,770

Balance at end of period	$129,746	$84,595

Intangible assets (excluding goodwill) consisted of the following (in thousands):

	Weighted-Average Life	July 29, 2017	October 29, 2016
Finite-lived intangible assets:
Technology-related	7.0	$1,657	$724
Customer relationships	8.0	110,554	79,172
Order backlog	1.0	4,498	220
Non-compete agreements	5.0	2,060	530
Trade names	7.0	3,477	3,477

		122,246	84,123
Less: accumulated amortization		(57,802)	(47,846)

		64,444	36,277

Indefinite-lived trade names		106,073	87,763

Total intangible assets, net		$170,517	$124,040

Amortization expense was $5.1 million and $2.5 million for the three months ended July 29, 2017, and July 30, 2016, respectively, and $10.4 million and $6.9 million for the nine months ended July 29, 2017, and July 30, 2016, respectively.

Note 6. Goodwill and Intangible Assets

As of October 29, 2016 and October 31, 2015, goodwill in the Fire & Emergency segment was $55,857 and $54,175, respectively. Goodwill in the Commercial segment was $28,650 as of October 29, 2016 and October 31, 2015. There is no goodwill in the Recreation segment.

The change in the net carrying value amount of goodwill consisted of the following:

	October 29, 2016	October 31, 2015
Balance at beginning of period	$82,825	$82,825
Activity during the year:
Acquisition activity	1,682	—

Balance at end of period	$84,507	$82,825

Intangible assets (excluding goodwill) consisted of the following:

	Weighted-Average Life	October 29, 2016	October 31, 2015
Finite-lived intangible assets:
Technology-related	7.0	$724	$724
Customer relationships	8.6	79,172	69,872
Order backlog	1.0	220	—
Non-compete agreements	6.0	530	—
Trade names	7.0	3,477	1,367

		84,123	71,963
Less: accumulated amortization		(47,846)	(38,423)

		36,277	33,540

Indefinite-lived trade names		87,763	85,363

Total intangible assets, net		$124,040	$118,903

Amortization expense was $9,423, $8,586 and $8,790 for fiscal years 2016, 2015 and 2014, respectively. The estimated future amortization expense of intangible assets for the subsequent five fiscal years is as follows: 2017—$8,837, 2018—$8,340, 2019—$7,345, 2020—$4,766 and 2021—$2,085.